Note 41	6 Months Ended
Jun. 30, 2021
Provisions or reversal of provisions [Abstract]
Disclosure of Provisions or reversal of provisions [Text Block]	Provisions or reversal of provisions
In the six months ended June 30, 2021 and 2020 the net provisions recognized in this condensed income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	June 2021	June 2020
Pensions and other post employment defined benefit obligations	24	90	145
Commitments and guarantees given		(17)	85
Pending legal issues and tax litigation		38	198
Other provisions (*)		817	90
Total		928	518
(*) In 2021, it includes the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23).